February 24, 1999

                           Corbin Small-Cap Value Fund
                Supplement to Prospectus dated February 14, 1999


American Data Services, Inc. will continue to serve as the Fund's Transfer Agent until March 31, 1999. Effective April 1, 1999 Unified Fund Services, Inc., 431
N. Pennsylvania Street, Indianapolis, IN 46204 will take over as Fund Transfer Agent. The telephone number for information, shareholder services and requests will continue to be at (800) 924-6848.

Until April 1, 1999, the disclosure under the caption "HOW TO INVEST IN THE FUND" and "HOW TO REDEEM SHARES" in the Fund's prospectus dated February 14, 1999 is modified by the following information:


HOW TO INVEST IN THE FUND

     By Mail - Initial and subsequent investments should be sent by mail or overnight delivery to:

  Mail to:                                    Overnight to:
  Corbin Small-Cap Value Fund                 Corbin Small-Cap Value Fund
  c/o American Data Services, Inc.            c/o American Data Services, Inc.
  P.O. Box 5536                               Hauppauge Corporate Center
  Hauppauge, New York  11788-0132             150 Motor Parkway
                                              Hauppauge, New York  11788

     By Wire - Investors establishing new accounts should telephone the Transfer Agent at (800) 924-6848 prior to sending the bank wire.

     Shareholders should instruct their bank to continue to wire funds as follows:

     Star Bank, N.A.
     ABA #0420-0001-3
     Attn: Corbin Small-Cap Value Fund
     D.D.A. # 486479645
     Account name:__________________________________ (write in shareholder name)
     For the Account #:_______________________________ (write in account number)


HOW TO REDEEM SHARES

     By Mail - Written request for redemption, with signatures guaranteed, should be sent by mail or overnight delivery to Corbin Small-Cap Value Fund, c/o American Data Services, Inc., at the address listed above.

     By Telephone - If you have completed the Redemption by Telephone portion of the Fund's account application, you may redeem shares on any business day the New York Stock Exchange is open by calling the Transfer Agent at (800) 924-6848.

                                                               February 24, 1999

                              Florida Street Funds
                Supplement to Prospectus dated February 14, 1999


American Data Services, Inc. will continue to serve as the Funds' Transfer Agent until March 31, 1999. Effective April 1, 1999 Unified Fund Services, Inc., 431
N. Pennsylvania Street, Indianapolis, IN 46204 will take over as Fund Transfer Agent. The telephone number for information, shareholder services and requests will continue to be at (800) 890-5344.

Until April 1, 1999, the disclosure under the caption "HOW TO INVEST IN THE FUND" and "HOW TO REDEEM SHARES" in the Fund's prospectus dated February 14, 1999 is modified by the following information:


HOW TO INVEST IN THE FUND

     By Mail - Initial and subsequent investments should be sent by mail or overnight delivery to:

  Mail to:                                    Overnight to:
  Florida Street Funds                        Florida Street Funds
  c/o American Data Services, Inc.            c/o American Data Services, Inc.
  P.O. Box 5536                               Hauppauge Corporate Center
  Hauppauge, New York  11788-0132             150 Motor Parkway
                                                      Hauppauge, New York  11788

     By Wire - Investors establishing new accounts should telephone the Transfer Agent at (800) 890-5344 prior to sending the bank wire.

     Shareholders should instruct their bank to continue to wire funds as follows:

     Star Bank, N.A.
     ABA #0420-0001-3
     Attn: Florida Street Funds
     D.D.A. # 486447600
     Account name:__________________________________ (write in shareholder name)
     For the Account #:_______________________________ (write in account number)


HOW TO REDEEM SHARES

     By Mail - Written request for redemption, with signatures guaranteed, should be sent by mail or overnight delivery to Florida Street Funds, c/o American Data Services, Inc., at the address listed above.

     By Telephone - If you have completed the Redemption by Telephone portion of the Fund's account application, you may redeem shares on any business day the New York Stock Exchange is open by calling the Transfer Agent at (800) 890-5344.

                                                               February 24, 1999

                               Marathon Value Fund
                Supplement to Prospectus dated February 14, 1999


American Data Services, Inc. will continue to serve as the Fund's Transfer Agent until March 31, 1999. Effective April 1, 1999 Unified Fund Services, Inc., 431
N. Pennsylvania Street, Indianapolis, IN 46204 will take over as Fund Transfer Agent. The telephone number for information, shareholder services and requests will continue to be at (800) 788-6086.

Until April 1, 1999, the disclosure under the caption "HOW TO INVEST IN THE FUND" and "HOW TO REDEEM SHARES" in the Fund's prospectus dated February 14, 1999 is modified by the following information:


HOW TO INVEST IN THE FUND

     By Mail - Initial and subsequent investments should be sent by mail or overnight delivery to:

  Mail to:                                    Overnight to:
  Marathon Value Fund                         Marathon Value Fund
  c/o American Data Services, Inc.            c/o American Data Services, Inc.
  P.O. Box 5536                               Hauppauge Corporate Center
  Hauppauge, New York  11788-0132             150 Motor Parkway
                                              Hauppauge, New York  11788

     By Wire - Investors establishing new accounts should telephone the Transfer Agent at (800) 788-6086 prior to sending the bank wire.

     Shareholders should instruct their bank to continue to wire funds as follows:

     Star Bank, N.A.
     ABA #0420-0001-3
     Attn: Marathon Value Fund
     D.D.A. # 488886904
     Account name:__________________________________ (write in shareholder name)
     For the Account #:_______________________________ (write in account number)


HOW TO REDEEM SHARES

     By Mail - Written request for redemption, with signatures guaranteed, should be sent by mail or overnight delivery to Marathon Value Fund, c/o American Data Services, Inc., at the address listed above.

     By Telephone - If you have completed the Redemption by Telephone portion of the Fund's account application, you may redeem shares on any business day the New York Stock Exchange is open by calling the Transfer Agent at (800) 788-6086.